CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) (Parenthetical) (Q3)	Jun. 24, 2019 shares
Initial Public Offering [Member]
Stockholders' Equity
Units issued (in shares)	25,000,000
Private Placement Warrant [Member]
Stockholders' Equity
Warrants issued (in shares)	6,954,500